THE ADVISORS' INNER CIRCLE FUND

                           WHG INCOME OPPORTUNITY FUND
                                WHG BALANCED FUND

                  (EACH A "FUND" AND COLLECTIVELY, THE "FUNDS")

                    SUPPLEMENT DATED OCTOBER 30, 2009 TO THE
               INSTITUTIONAL SHARES PROSPECTUS DATED MARCH 1, 2009

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

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MODIFICATION OF CONTRACTUAL EXPENSE LIMITATION AGREEMENTS

Effective November 1, 2009, the Fund's adviser, Westwood Management Corp. (the "Adviser"), has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep net expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) for Institutional Shares of each Fund from exceeding, as a percentage of each Fund's Institutional Shares' average daily net assets, 0.90% (formerly 1.00%). Accordingly, the Prospectus is hereby amended as follows for each Fund:

WHG Income Opportunity Fund:

     1. ON PAGE 27, THE FOLLOWING FOOTNOTE IS ADDED TO THE FOOTNOTES FOLLOWING THE EXAMPLE TO CORRESPOND TO "NET EXPENSES" IN THE FEE TABLE:

     ++ Effective November 1, 2009, the Adviser has contractually agreed to reduce fees and reimburse expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses) to the extent necessary to keep Net Expenses from exceeding, on an annual basis, 0.90% of the Fund's Institutional Shares' average daily net assets, until February 28, 2011. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 0.90% to recapture all or a portion of its reductions or reimbursements made during the preceding three-year period during which this agreement was in place.

WHG Balanced Fund:

     2. ON PAGE 35, THE FOLLOWING FOOTNOTE IS ADDED TO THE FOOTNOTES FOLLOWING THE EXAMPLE TO CORRESPOND TO "NET EXPENSES" IN THE FEE TABLE:

     ** Effective November 1, 2009, the Adviser has contractually agreed to reduce fees and reimburse expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses) to the extent necessary to keep Net Expenses from exceeding, on an annual basis, 0.90% of the Fund's Institutional Shares' average daily net assets, until February 28, 2011. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 0.90% to recapture all or a portion of its reductions or reimbursements made during the preceding three-year period during which this agreement was in place.

     Both Funds:

     3.  ON PAGE 39, THE FOLLOWING REPLACES THE SECOND PARAGRAPH:

     The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep net expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) for Institutional Shares of the WHG LargeCap Value Fund, the WHG Income Opportunity Fund and the WHG Balanced Fund from exceeding 1.00% of each Fund's Institutional Shares' average daily net assets until February 28, 2010. Effective November 1, 2009, the Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep net expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) for Institutional Shares of the WHG Income Opportunity Fund and the WHG Balanced Fund from exceeding 0.90% of each Fund's Institutional Shares' average daily net assets until February 28, 2011. In addition, the Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep net expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) for Institutional Shares of the WHG SMidCap Fund and the WHG SmallCap Value Fund from exceeding 1.25% of each Fund's Institutional Shares' average daily net assets until February 28, 2010. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the total annual Fund operating expenses and its expense cap to recapture all or a portion of its reductions or prior reimbursements made during the preceding three-year period during which this agreement was in place.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 WHG-SK-013-0100

                         THE ADVISORS' INNER CIRCLE FUND

                           WHG INCOME OPPORTUNITY FUND
                                  (THE "FUND")

                    SUPPLEMENT DATED OCTOBER 30, 2009 TO THE
                  A CLASS SHARES PROSPECTUS DATED MARCH 1, 2009

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

--------------------------------------------------------------------------------

MODIFICATION OF CONTRACTUAL EXPENSE LIMITATION AGREEMENT

Effective November 1, 2009, the Fund's adviser, Westwood Management Corp. (the "Adviser"), has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep net expenses for A Class Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding, as a percentage of the Fund's A Class Shares' average daily net assets, 1.15% (formerly 1.25%). Accordingly, the Prospectus is hereby amended as follows:

     1. ON PAGE 15, THE FOLLOWING FOOTNOTE IS ADDED TO THE FOOTNOTES FOLLOWING THE EXAMPLE TO CORRESPOND TO "NET EXPENSES" IN THE FEE TABLE:

     ++ Effective November 1, 2009, the Adviser has contractually agreed to reduce fees and reimburse expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses) to the extent necessary to keep Net Expenses from exceeding, on an annual basis, 1.15% of the Fund's A Class Shares' average daily net assets, until February 28, 2011. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.15% to recapture all or a portion of its reductions or reimbursements made during the preceding three-year period during which this agreement was in place.

     2.  ON PAGE 19, THE FOLLOWING REPLACES THE FIRST PARAGRAPH:

     The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Trust's Board of Trustees (the "Board") supervises the Adviser and establishes policies that the Adviser must follow in its management activities. For its advisory services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of each Fund. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep each Fund's total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) for A Class Shares from exceeding 1.25% of each Fund's A Class Shares' average daily net assets until February 28, 2010. Effective November 1, 2009, the Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) for the WHG Income Opportunity Fund's A Class Shares' from exceeding 1.15% of the Fund's A Class Shares' average daily net assets until February 28, 2011. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between each Fund's total annual Fund operating expenses and the Fund's expense cap, to recapture all or a portion of its reductions or reimbursements made during the preceding three year period during which this agreement was in place.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 WHG-SK-012-0100